Provisions (Tables)	12 Months Ended
Mar. 31, 2020
Provisions [abstract]
Details of Estimate of the Provisions

	Restructuring £m	Property £m	Network ARO £m	Network share £m	Regulatory £m	Litigation £m	Other £m	Total £m
At 31 March 2018	12	294	71	33	320	64	261	1,055
Additions	—	84	102	2	58	3	66	315
Unwind of discount	—	11	2	1	—	—	—	14
Utilised or released	—	(71)	(13)	(9)	(196)	(9)	(109)	(407)
Transfers	(12)	21	—	—	—	27	(7)	29
Exchange differences	—	—	—	—	—	(1)	1	—
At 31 March 2019	—	339	162	27	182	84	212	1,006
IFRS 16 adjustment[a]	—	(183)	(14)	(12)	—	—	—	(209)
At 1 April 2019		156	148	15	182	84	212	797
Additions	—	18	52	88	26	7	70	261
Unwind of discount	—	1	1	—	—	—	—	2
Utilised or released	—	(31)	(22)	(91)	(129)	(14)	(77)	(364)
Transfers[b]	—	—	—	—	—	11	11	22
Exchange differences	—	—	—	—	—	—	1	1
31 March 2020	—	144	179	12	79	88	217	719
[a] On transition to IFRS 16 on 1 April 2019, all onerous lease provisions were either reclassified to the corresponding right-of-use assets as a proxy for impairment, or were otherwise released to equity as a transition adjustment. See note 1.
[b] Transfers include £5m on provisions associated with held-for-sale assets during the period. See note 23.

Details of Provisions

At 31 March	2020	2019	2018
	£m	£m	£m
Analysed as:
Current	288	424	603
Non-current	431	582	452
	719	1,006	1,055